Taxation - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Tax loss carry forward	¥ 89,147	$ 13,989	¥ 67,873
Unabsorbed capital allowance	73,567	11,544	63,297
Depreciation and amortization expense	82,957	13,018	23,887
Operating lease	59,748	9,376	60,878
Accrued expenses and others	29,212	4,584	35,245
Less: Valuation allowance	72,606	11,393	71,229
Deferred tax assets	262,025	41,118	179,951
Deferred tax liabilities
Property and equipment	329,917	51,771	222,489
Acquisition of intangible assets	86,283	13,540	105,805
Debt issuance cost	15,431	2,421	13,243
Operating lease	63,039	9,892	64,358
Others	7,439	1,168	9,698
Deferred tax liabilities	502,109	78,792	415,593
Deferred tax assets	30,866	4,844	18,789
Deferred tax liabilities	270,950	42,518	254,431
Net deferred tax liabilities	¥ 240,084	$ 37,674	¥ 235,642